Investments in Associates - Additional Information (Details) - Zapp Scooters Thailand Company Limited - USD ($)	Mar. 30, 2023	Mar. 28, 2023
Disclosure of associates [line items]
Proportion of voting rights held in subsidiary		49.00%
Proportion of ownership interest sold in subsidiary	49.00%
Capitalized development costs acquired at book value on transaction date		$ 18,186
Carrying value of the acknowledged debt		22,652
Loss on disposal of associate		$ (4,166)